Accrued Mining and Landfill Reclamation - Additional Information (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Dec. 27, 2014
Summit Materials, LLC [Member]
Asset Retirement Obligations [Line Items]
Current portion of liabilities	$ 2.0	$ 1.6